4. Disposition of Latin American Operations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 4,939,000	$ 4,325,000	$ 9,308,000	$ 8,160,000	$ 16,658,000	$ 12,825,000
Product [Member]
Revenues	4,635,000	4,144,000	8,730,000	7,747,000	15,663,000	11,957,000
Service [Member]
Revenues	304,000	181,000	578,000	413,000	995,000	868,000
Latin America [Member] | Product [Member]
Revenues	$ 997,000	$ 754,000	$ 2,076,000	$ 1,323,000
Latin America [Member] | Product [Member] | Supply Agreement [Member]
Revenues					3,007,000	$ 1,299,000
Latin America [Member] | Service [Member] | Technical Assistance [Member]
Revenues					208,000
Latin America [Member] | Service [Member] | Interest Income [Member]
Revenues					$ 189,000